Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net income	$ 17,409,564	$ 6,720,233	$ 45,820,768	$ 3,467,011
Less: Net loss attributable to holders of earnout shares		(1,036,198)		(764,178)
Net income (loss) attributable to TOYO Co., Ltd’s ordinary shareholders	$ 17,409,564	$ 5,684,035	$ 45,820,768	$ 2,702,833
Weighted average number of ordinary share outstanding– basic (in Shares)	38,193,043	34,480,116	37,937,402	34,040,373
Earnings per share – basic (in Dollars per share)	$ 0.46	$ 0.16	$ 1.21	$ 0.08
Weighted average number of ordinary share outstanding– diluted (in Shares)	38,535,995	34,480,116	38,116,031	34,040,373
Earnings (loss) per share – diluted (in Dollars per share)	$ 0.45	$ 0.16	$ 1.2	$ 0.08